Document and Entity Information	Apr. 28, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000906345
Document Type	8-K
Document Period End Date	Apr. 28, 2026
Entity Registrant Name	CAMDEN PROPERTY TRUST
Entity Incorporation State Country Code	TX
Entity File Number	1-12110
Entity Tax Identification Number	76-6088377
Entity Address, Address Line One	2800 Post Oak Boulevard
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	(713)
Local Phone Number	354-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares of beneficial interest, par value $0.01 per share
Trading Symbol	CPT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false